Revenue from contracts with customers (Tables)	6 Months Ended
Dec. 31, 2025
Revenue from contracts with customers
Schedule of revenue derived from principal activity

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	£’000	£’000	£’000	£’000
Sponsorship	37,169	42,949	84,145	94,709
Retail, merchandising, apparel & product licensing	41,310	42,129	78,533	75,647
Commercial	78,479	85,078	162,678	170,356
Domestic competitions	59,890	49,700	87,931	76,780
European competitions	1,035	10,802	1,259	12,773
Other	1,381	1,160	3,086	3,369
Broadcasting	62,306	61,662	92,276	92,922
Matchday	49,522	51,960	75,698	78,487
	190,307	198,700	330,652	341,765

Schedule of assets and liabilities related to contracts with customers

Current
contract assets
– accrued
revenue
£’000
At 1 July 2024	39,778
Recognized in revenue during the period	94,657
Cash received/amounts invoiced during the period	(74,588)
At 31 December 2024	59,847
Recognized in revenue during the period	16,393
Cash received/amounts invoiced during the period	(56,712)
At 30 June 2025	19,528
Recognized in revenue during the period	58,030
Cash received/amounts invoiced during the period	(12,328)
At 31 December 2025	65,230

	Current	Non-current
	contract	contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred	deferred	deferred
	revenue	revenue	revenue
	£’000	£’000	£’000
At 1 July 2024	(198,628)	(5,347)	(203,975)
Recognized in revenue during the period	146,080	—	146,080
Cash received/amounts invoiced during the period	(111,975)	—	(111,975)
Reclassified to current during the period	(1,201)	1,201	—
At 31 December 2024	(165,724)	(4,146)	(169,870)
Recognized in revenue during the period	174,498	—	174,498
Cash received/amounts invoiced during the period	(216,033)	—	(216,033)
Reclassified to non-current during the period	1,769	(1,769)	—
At 30 June 2025	(205,490)	(5,915)	(211,405)
Recognized in revenue during the period	154,287	—	154,287
Cash received/amounts invoiced during the period	(113,078)	—	(113,078)
Reclassified to non-current during the period	229	(229)	—
At 31 December 2025	(164,052)	(6,144)	(170,196)